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                                            File Nos. 333-66757, 811-05626
                                            Filed under Rule 497(e)

GOLDEN AMERICAN LIFE INSURANCE COMPANY


                               PROFILE
                                 AND
                        PROSPECTUS SUPPLEMENT
                           APRIL 28, 2000

                               to the

  Prospectuses and Profiles dated May 1, 1999, as amended June 30, 1999,
                    December 10, 1999, and March 10, 2000
   for the Deferred Combination Variable and Fixed Annuity Contracts
          (the "GOLDENSELECT DVA/R/ PROSPECTUS," and
             "GOLDENSELECT DVA SERIES 100/R/ PROSPECTUS"),


  Prospectuses dated February 1, 2000, as amended March 10, 2000, for the Deferred Combination Variable and Fixed Annuity Contracts ("GOLDENSELECT PREMIUM PLUS/R/ PROSPECTUS," "GOLDENSELECT PREMIUM
PLUS GALAXY VIP/R/ PROSPECTUS," "GOLDENSELECT ACCESS/R/ PROSPECTUS,"
    "GOLDENSELECT DVA PLUS/R/ PROSPECTUS," "GOLDENSELECT VALUE/R/
       PROSPECTUS" and the "GOLDENSELECT ESII/R/ PROSPECTUS"),

                                 and
                                to the

        Prospectuses dated May 1, 1999, as amended June 30, 1999,
                    December 10, 1999, and March 10, 2000
            for Flexible Premium Variable Life Insurance Policies
 (the "GOLDENSELECT GENESIS I/R/ and GOLDENSELECT GENESIS FLEX/R/ PROSPECTUS")

                              issued by

               Golden American Life Insurance Company




Effective April 28, 2000, Prudential Investment Corporation became Portfolio Manager to the Real Estate Series.

This supplement should be retained with your GoldenSelect Profile and Prospectus.












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